Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Liabilities and Commitments [Abstract]
Schedule of operating lease agreements
December 31
2017
NIS in millions
Year 1	1,137
Year 2 to 5	3,262
Year 6 and thereafter	777
Total	5,176